Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ (280,106)	₩ (441,187)
Inc. (Dec.)	(164,079)	161,081
Ending	(444,185)	(280,106)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	181,143	273,994
Inc. (Dec.)	(28,007)	(92,851)
Ending	153,136	181,143
Reserve for technology developments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning		(37,987)
Inc. (Dec.)		37,987
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	9,837	14,641
Inc. (Dec.)	12,374	(4,804)
Ending	22,211	9,837
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	227,594	196,042
Inc. (Dec.)	(108,480)	31,552
Ending	119,114	227,594
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	10,676	10,780
Inc. (Dec.)	(1,231)	(104)
Ending	9,445	10,676
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,861,712)	(1,828,164)
Inc. (Dec.)	43,251	(33,548)
Ending	(1,818,461)	(1,861,712)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	17,259	20,000
Inc. (Dec.)	(2,047)	(2,741)
Ending	15,212	17,259
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	4,613	5,540
Inc. (Dec.)	(208)	(927)
Ending	4,405	4,613
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(38,010)	(48,472)
Inc. (Dec.)	45,046	10,462
Ending	7,036	(38,010)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(73,589)	(36,754)
Inc. (Dec.)	(22,094)	(36,835)
Ending	(95,683)	(73,589)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	7,405	441
Inc. (Dec.)	(102)	6,964
Ending	7,303	7,405
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	70,318	28,717
Inc. (Dec.)	(8,517)	41,601
Ending	61,801	70,318
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(13,094)	(12,915)
Inc. (Dec.)	(17,722)	(179)
Ending	(30,816)	(13,094)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	75,919	202,795
Inc. (Dec.)	36,636	(126,876)
Ending	112,555	75,919
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	70,532	70,547
Inc. (Dec.)	(1,124)	(15)
Ending	69,408	70,532
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	424,319	490,225
Inc. (Dec.)	(30,535)	(65,906)
Ending	393,784	424,319
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(886,790)	(650,570)
Inc. (Dec.)	(82,760)	(236,220)
Ending	(969,550)	(886,790)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	156,885	(49,236)
Inc. (Dec.)	(26,744)	206,121
Ending	130,141	156,885
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	130,272	72,161
Inc. (Dec.)	37,749	58,111
Ending	168,021	130,272
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	287,157	22,925
Inc. (Dec.)	11,005	264,232
Ending	298,162	287,157
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	115,589	118,032
Inc. (Dec.)	(23,750)	(2,443)
Ending	91,839	115,589
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	203,938	68,426
Inc. (Dec.)	(68,574)	135,512
Ending	₩ 135,364	₩ 203,938